Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2019
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Schedule of major subsidiaries, VIEs and subsidiaries of VIEs

Major subsidiaries, VIEs and the subsidiaries of the VIEs as of December 31, 2019 are set out below:

			Percentage
			of Direct or
			Indirect
	Place of	Date of	Economic	Principal
Name	Incorporation	Incorporation	Ownership	Activity
Direct subsidiaries:
Phoenix Satellite Television Information Limited	British Virgin Islands (“BVI”)	September 1, 1999	100%	Investment holding
Phoenix New Media (Hong Kong) Company Limited	Hong Kong	February 24, 2011	100%	Advertising
Phoenix New Media (Hong Kong) Information Technology Company Limited	Hong Kong	April 22, 2014	100%	Investment holding
Fread Limited*	Cayman Island	May 20, 2014	100%	Investment holding
Indirect subsidiaries:
Fenghuang On-line (Beijing) Information Technology Co., Ltd. (“Fenghuang On-line”)	PRC	December 20, 2005	100%	Technical consulting
Beijing Fenghuang Yutian Software Technology Co., Ltd. (“Fenghuang Yutian”)	PRC	June 15, 2012	100%	Software development
Fenghuang Feiyang (Beijing) New Media Information Technology Co., Ltd. (“Fenghuang Feiyang”)	PRC	October 25, 2013	100%	Advertising
I Game (Hong Kong) Company Limited	Hong Kong	June 10, 2014	100%	Game
Beijing Fenghuang Borui Software Technology Co., Ltd. (“Fenghuang Borui”)	PRC	October 13, 2014	100%	Software development
Qieyiyou (Beijing) Information Technology Co., Ltd. (“Qieyiyou”)	PRC	November 28, 2014	100%	Game
Tianjin Fengying Hongda Culture Communication Co., Ltd. (“Fengying Hongda”)	PRC	March 13, 2017	100%	Advertising
VIEs:
Beijing Tianying Jiuzhou Network Technology Co., Ltd. (“Tianying Jiuzhou”)	PRC	April 18, 2000	100%	Advertising and paid services
Yifeng Lianhe (Beijing) Technology Co., Ltd. (“Yifeng Lianhe”)	PRC	June 16, 2006	100%	Digital entertainment
Beijing Chenhuan Technology Co., Ltd. (“Chenhuan”)	PRC	June 10, 2014	100%	Game
Subsidiaries of VIEs:
Beijing Tianying Chuangzhi Advertising Co., Ltd. (“Tianying Chuangzhi”)	PRC	February 8, 2010	100%	Advertising
Beijing Fengyu Network Technology Co., Ltd. (“Fengyu Network”)**	PRC	June 1, 2012	100%	Digital entertainment
Beijing Yitian Xindong Network Technology Co., Ltd. (“Yitian Xindong”)	PRC	September 05,2008	51%	Digital entertainment
Beijing Fenghuang Tianbo Network Technology Co., Ltd. (“Tianbo”)	PRC	May 31, 2013	50%	Advertising

*	In January 2018, the name of “I Game Limited” was changed to “Fread Limited”.
**	In April 2017, the name of “Beijing Fenghuang Interactive Entertainment Network Technology Co., Ltd.” was changed to “Beijing Fengyu Network Technology Co., Ltd.”.

Schedule of summarized assets, liabilities, results of operations and cash flows of the consolidated VIEs

The following tables set forth the summarized assets, liabilities, results of operations and cash flows of the consolidated VIEs (in thousands):

	As of December 31,
	2018	2019	2019
	RMB	RMB	US$
Current assets	979,025	1,223,454	175,738
Non-current assets	530,118	588,327	84,508
Total assets	1,509,143	1,811,781	260,246
Accounts payable	135,407	132,690	19,060
Amounts due to related parties	11,531	24,194	3,475
Amounts due to inter-company entities	631,392	1,030,231	147,983
Advances from customers	31,686	56,212	8,074
Taxes payable	48,697	82,475	11,847
Salary and welfare payable	40,949	82,095	11,792
Accrued expenses and other current liabilities	189,228	234,004	33,613
Current liabilities	1,088,890	1,641,901	235,844
Non-current liabilities	28,796	52,087	7,482
Total liabilities	1,117,686	1,693,988	243,326

	For the Years Ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Revenues	769,943	591,495	889,084	127,709
Net loss	(7,760)	(112,146)	(174,661)	(25,089)

	For the Years Ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Net cash (used in)/provided by operating activities	(3,950)	100,256	(227,916)	(32,738)
Net cash provided by/(used in) investing activities	65,600	(164,190)	129,697	18,630
Net cash (used in)/provided by financing activities	(2,000)	—	224,299	32,219